Lease liability and Right-of-use assets (Tables)	6 Months Ended
Jun. 30, 2019
Lease liabilities and Right of use assets Disclosure Abstract
Reconciliation of lease commitment and lease liability
(USD millions)

Operating lease commitments December 31, 2018 [1]	3 612

Operating lease commitments December 31, 2018 related to discontinued operations	-222

Operating lease commitments December 31, 2018 related to continuing operations	3 390

Recognition exemption for short term leases	-30

Recognition exception for low value leases	-12

Lease arrangements with commencement date after December 31, 2018	-65

Undiscounted future lease payments continuing operations as of January 1, 2019	3 283

Effect of discounting	-1 547

Lease liability as of January 1, 2019 [2]	1 736

[1] As reported in Annual Report 2018 Note 27
[2] Weighted average incremental borrowing rate of 3.5% was applied at January 1, 2019, the date of implementation of IFRS 16 - Leases.

Disclosure of quantitative information about right-of-use assets
(USD millions)	January 1, 2019

Land	536

Buildings	848

Vehicles	147

Machinery & equipment and other assets	23

Right-of-use assets [1]	1 554

[1] Right-of-use assets were lower than the lease liability at the date of implementation of IFRS 16 by USD 182 million, due to adjustments made for prepayments and accrued lease payments recognized at December 31, 2018.

Disclosure of Right-of-use assets roll forward
(USD millions)

Right-of-use assets at January 1, 2019	1 554

Additions [1]	399

Depreciation charge	-149

Lease contract terminations [2]	-54

Currency translation effects	12

Total right-of-use assets at June 30, 2019	1 762

No impairments were recorded in the period.
[1] Additions in Q2 amounted to USD 143 millions.
[2] Lease contract terminations represent modifications to existing leases that result in reductions to the right-of-use assets, which includes contract terminations.

Disclosure of right-of-use assets carrying value and depreciation charge
		Depreciation charge

(USD millions)	June 30, 2019 Carrying value	Q2 2019	H1 2019

Land	541	5	8

Buildings	1 076	47	97

Vehicles	122	21	41

Machinery & equipment and other assets	23	2	3

Total right-of-use assets	1 762	75	149

Disclosure of maturity analysis of lease liability
(USD millions)	June 30, 2019

Less than one year	294

Between one and two years	139

Between two and three years	170

Between three and four years	143

Between four and five years	129

After five years	1 171

Total lease liability	2 046

Additional disclosures related to right-of-use assets and lease liabilities
(USD millions)	Q2 2019	H1 2019

Interest expense on lease liabilities [1]	16	32

Expense on short-term leases	2	4

Expense on low-value leases	3	4

Total cash outflow for leases [2]	80	111

Thereof repayment of lease liability [3]	69	91

Gain arising from sale and leaseback transaction	468	468

[1] Weighted average interest rate is 3.2% and 3.4% for Q2 2019 and H1 2019, respectively.
[2] Reported as cash outflows used in financing activities
[3] Net of lease incentives received of USD 29 million in H1 2019 (Q2 2019: nil)